Securities - Pre-Tax Net Securities Gains (Losses) by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	$ (48)	$ 3	$ 75
Agency RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	(42)	(12)	22
U.S. Treasury
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	(4)	(16)	4
Foreign covered bonds
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	(1)	0	10
Non-agency RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	0	4	8
Other
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	$ (1)	$ 27	$ 31